BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2019
Disclosure of notes and other explanatory information [Abstract]
BASIS OF PRESENTATION
BASIS OF PRESENTATION
a)    Basis of presentation
These consolidated financial statements have been prepared in accordance with IFRS (International Financial Reporting Standards) issued and effective or issued and early adopted as at the time of preparing these statements (February 2020), as issued by the International Accounting Standards Board and in conformity with International Financial Reporting Standards as adopted by the European Union (“EU”). These consolidated financial statements are presented in thousands of United States dollars (“$”), except otherwise indicated.
These Consolidated financial statements fairly present the consolidated equity and consolidated financial situation of Ternium as of December 31, 2019, and the consolidated results of its operations, the Changes in the Consolidated Statement of Comprehensive Income, the Changes in Consolidated Net Equity and the Consolidated Cash Flows of Ternium for the year then ended.
Elimination of all material intercompany transactions and balances between the Company and their respective subsidiaries has been made in consolidation.
These consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of available-for-sale financial assets, and financial assets and financial liabilities (including derivative instruments) at fair value through profit or loss.
These consolidated financial statements have been approved for issue by the Board of Directors on February 18, 2020. The Directors have the power to amend and reissue the consolidated financial statements.
Detailed below are the companies whose financial statements have been consolidated and accounted for interest in these consolidated financial statements

2.	BASIS OF PRESENTATION (continued)

	Country of		Percentage of ownership at December 31,
Company	Organization	Main activity	2019	2018	2017
Ternium S.A.	Luxembourg	Holding	100.00%	100.00%	100.00%
Ternium Investments S.à.r.l.	Luxembourg	Holding	100.00%	100.00%	100.00%
Ternium Participaçoes S.A. (1) (formerly Ternium Brasil S.A.)	Brazil	Holding	100.00%	100.00%	100.00%
Ternium Internacional España S.L. (1)	Spain	Holding and marketing of steel products	100.00%	100.00%	100.00%
Ternium Investments Switzerland AG (1)	Switzerland	Holding	100.00%	100.00%	100.00%
Ternium USA Inc. (1)	USA	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium Argentina S.A. (formerly Siderar S.A.I.C.) (2)	Argentina	Manufacturing and selling of flat steel products	61.50%	60.94%	60.94%
Impeco S.A. (3)	Argentina	Manufacturing of pipe products	61.54%	60.97%	60.97%
Prosid Investments S.A. (4)	Uruguay	Holding	61.51%	60.94%	60.94%
Ternium Mexico S.A. de C.V. (5)	Mexico	Manufacturing and selling of steel products	88.94%	88.78%	88.78%
Hylsa S.A. de C.V. (6)	Mexico	Manufacturing and selling of steel products	88.94%	88.78%	88.78%
Las Encinas S.A. de C.V. (6)	Mexico	Exploration, exploitation and pelletizing of iron ore	88.94%	88.78%	88.78%
Ferropak Comercial S.A. de C.V. (6)	Mexico	Scrap services company	88.94%	88.78%	88.78%
Transamerica E. & I. Trading Corp. (6)	USA	Scrap services company	88.94%	88.78%	88.78%
Técnica Industrial S.A. de C.V. (6)	Mexico	Services	88.94%	88.78%	88.78%
Galvacer Chile S.A. (6)	Chile	Distributing company	88.94%	88.78%	88.78%
Ternium Gas México S.A. de C.V. (7)	Mexico	Energy services company	88.94%	88.78%	88.78%
Consorcio Minero Benito Juarez Peña Colorada S.A.de C.V. (8)	Mexico	Exploration, exploitation and pelletizing of iron ore	44.47%	44.39%	44.39%
Peña Colorada Servicios S.A. de C.V. (8)	Mexico	Services	44.47	44.39%	44.39%
Exiros B.V. (8)	Netherlands	Procurement and trading services	50.00%	50.00%	50.00%
Servicios Integrales Nova de Monterrey S.A. de C.V. (9)	Mexico	Medical and Social Services	66.26%	66.14%	66.14%
Ternium Internacional Nicaragua S.A.	Nicaragua	Manufacturing and selling of steel products	99.38%	99.38%	99.38%
Ternium Internacional Honduras S.A. de C.V.	Honduras	Manufacturing and selling of steel products	99.18%	99.18%	99.18%
Ternium Internacional El Salvador S.A. de C.V.	El Salvador	Manufacturing and selling of steel products	99.92%	99.92%	99.92%
Ternium Internacional Costa Rica S.A.	Costa Rica	Manufacturing and selling of steel products	99.98%	99.98%	99.98%
Ternium Internacional Guatemala S.A. (10)	Guatemala	Manufacturing and selling of steel products	99.98%	99.98%	99.98%
Ternium Colombia S.A.S. (formerly Ferrasa S.A.S.) (10)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium del Cauca S.A.S. (formerly Perfilamos del Cauca S.A.S.) (10)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium Siderúrgica de Caldas S.A.S. (formerly Siderúrgica de Caldas S.A.S.) (10)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Tenigal S. de R.L. de C.V. (11)	Mexico	Manufacturing and selling of steel products	51.00%	51.00%	51.00%
Ternium Internacional S.A.	Uruguay	Marketing of steel products	100.00%	100.00%	100.00%
Ternium Treasury Services S.A.	Uruguay	Financial Services	100.00%	100.00%	100.00%
Ternium Internationaal B.V. (12)	Netherlands	Marketing of steel products	100.00%	100.00%	100.00%
Ternium International Inc. (12)	Panama	Marketing of steel products	100.00%	100.00%	100.00%
Ternium Procurement S.A. (13)	Uruguay	Marketing of steel products and procurement services	100.00%	100.00%	100.00%

2.	BASIS OF PRESENTATION (continued)

	Country of		Percentage of ownership at December 31,
Company	Organization	Main activity	2019	2018	2017

Technology & Engineering Services S.A. (13)	Uruguay	Engineering and other services	100.00%	100.00%	100.00%
Soluciones Integrales de Gestión S.A. (14)	Argentina	Other services	100.00%	100.00%	100.00%
Ternium Staal B.V. (15)	Netherlands	Holding and marketing of steel products	100.00%	100.00%	100.00%
Ternium Brasil Ltda. (15)	Brazil	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium del Atlántico S.A.S (16)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium Solutions S.A. (fomerly Tericer Trading S.A.) (17)	Uruguay	Other services	100.00%	100.00%	—
Imsamex Ecuador S.A. (18)	Ecuador	Distributing company	—	88.78%	88.78%
Ternium Solutions A.G. (19)	Switzerland	Other services	—	100.00%	100.00%
Ternium Ingeniería y Servicios de México S.A. de C.V. (20)	Mexico	Engineering and other services	—	99.89%	99.89%
Ternium International USA Corporation (21)	USA	Marketing of steel products	—	100.00%	100.00%
Acedor S.A. de C.V. (22)	Mexico	Holding	—	—	88.78%
Ecosteel Gestao de Águas Industriais S.A. (23)	Brazil	Other services	—	—	100.00%
Ecosteel Gestao de Efuentes Industriais S.A. (24)	Brazil	Other services	—	—	100.00%
Galvatubing Inc. (25)	USA	Manufacturing and selling of pipe products	—	—	88.78%
Galvamet America Corp. (26)	USA	Manufacturing and selling of insulated panel products	—	—	88.78%
Ternium Internacional de Colombia S.A.S. (27)	Colombia	Marketing of steel products	—	—	100.00%
(1) Indirectly through Ternium Investments S.à.r.l. Total voting rights held: 100.00%.
(2) Since the third quarter of 2019, indirectly through Ternium Internacional España S.L. Total voting rights held 61.50%. Before that, indirectly through Ternium Internacional España S.L. total voting rights was 60.94%. During the fourth quarter of 2017, Siderar S.A.I.C. changed its business name to Ternium Argentina S.A.
(3) Since the fourth quarter of 2017, indirectly through Ternium Argentina S.A. and Soluciones Integrales de Gestión S.A. Total voting rights held 100.00%. Before that, indirectly through Ternium Argentina S.A. and Ternium Internacional S.A.
(4) Since the fourth quarter of 2017, indirectly through Ternium Argentina S.A. and Ternium Procurement S.A. Total voting rights held 100.00%. Before that, indirectly through Ternium Argentina S.A. and Ternium Internacional S.A.
(5) Since the fourth quarter of 2017, indirectly through Ternium Argentina S.A. and Ternium Internacional España S.L. Total voting rights held 100.00%. Before that, indirectly through Ternium Argentina S.A., Ternium Internacional S.A. and Ternium Internacional España S.L.
(6) Indirectly through Ternium Mexico S.A. de C.V. Total voting rights held: 100.00%.
(7) Indirectly through Ternium Mexico S.A. de C.V. and Tenigal S. de R.L. de C.V. Total voting rights held: 100.00%.
(8) Total voting rights held: 50.00%. The Company recognizes the assets, liabilities, revenue and expenses in relation to its interest in the joint operation.
(9) Indirectly through Ternium Mexico S.A. de C.V. Total voting rights held: 74.50%.
(10) Indirectly through Ternium Internacional España S.L. Total voting rights held: 100.00%.
(11) Indirectly through Ternium Internacional España S.L. Total voting rights held: 51.00%.
(12) Since the third quarter of 2017, indirectly through Ternium Investments S.à r.l. Total voting rights held: 100.00%. Before that, indirectly through Ternium Investments Switzerland AG.
(13) Since the third quarter of 2017, indirectly through Ternium Internacional España S.L. Total voting rights held: 100.00%. Before that, indirectly through Ternium Investments Switzerland AG.
(14) Since the third quarter of 2017, indirectly through Ternium Investments S.à r.l. and Ternium Internacional España S.L. Total voting rights held 100.00%. Before that, indirectly through Ternium Investments S.à r.l. and Technology and Engineering Services S.A.
(15) Indirectly through Ternium Investments S.à.r.l. Total voting rights held: 100.00%.
(16) Indirectly through Ternium Internacional España S.L. Total voting rights held: 100.00%.
(17) Indirectly through Ternium Investments S.à.r.l. Total voting rights held: 100.00%.
(18) This company was dissolved as of December 19, 2019.
(19) This company was dissolved as of July 3, 2019.
(20) This company was dissolved as of March 29, 2019.
(21) Merged with Ternium USA Inc. during the first quarter of 2019.
(22) Merged with Ternium México S.A. de C.V. during the fourth quarter of 2018.
(23) This company was dissolved as of December 3, 2018.
(24) This company was dissolved as of May 4, 2018.
(25) This company was dissolved as of July 19, 2018.
(26) This company was dissolved as of August 3, 2018.
(27) This company was dissolved as of October 3, 2018.

2.	BASIS OF PRESENTATION (continued)

The most important non-controlling interest is related to the investment in Ternium Argentina S.A., which is a company listed in the Buenos Aires Stock Exchange. Ternium Argentina S.A. stated in its annual accounts as of and for the year ended December 31, 2019, that revenues amounted to $1,789 million (2018: $1,959 million), net profit from continuing operations to $131 million (2018: $254 million), total assets to $2,969 million (2018: $3,184 million), total liabilities to $338 million (2018: $606 million) and shareholders’ equity to $2,631 million (2018: $2,578 million). All the information related to this investment could be found in the Buenos Aires Stock Exchange webpage.